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                               Dykema Gossett PLLC
                          39577 Woodward Ave. Suite 300
                        Bloomfield Hills, Michigan 48304
                                 (248) 203-0700

                                 August 28, 2000


EDGAR Operations Branch                                                VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
450 Fifth Avenue, NW
Washington, D.C.  20549-0506


         Re:      Ambassador Funds
                  1940 Act File No. 811-09941
                  1933 Act File No. 333-36796

Greetings:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-captioned Trust hereby certifies that the definitive forms of prospectus and statement of additional information of Ambassador Funds do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. The registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 1 on August 21, 2000.

         If you have any questions regarding this filing, please call the undersigned at (248) 203-0801 or Paul Rentenbach at (313) 568-6973.


                                             Very truly yours,

                                             DYKEMA GOSSETT PLLC

                                             /s/ Melanie Mayo West

                                             Melanie Mayo West